Business and assets acquisitions - Additional Information (Details) - New York Water Company, Inc $ in Thousands		3 Months Ended
	Jan. 01, 2022 USD ($) county	Jun. 30, 2022 USD ($)
Business Acquisition [Line Items]
Number of counties | county	7
Total purchase price	$ 608,000
Decrease in property plant and equipment		$ 9,194